LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Loans Payable
LOANS PAYABLE

11. LOANS PAYABLE

A summary of the Company’s loans payable is as follows:

	Bank facilities (a)	Trafigura loan facility (b)	Other loans payable (c)	Promissory loan payable (d)	Total
	$	$	$	$	$
Balance, December 31, 2023	11,327	5,498	950	-	17,775
Proceeds advanced	58,192	-	1,026	-	59,218
Accretion	-	547	-	-	547
Interest expense (Note 17)	830	658	-	-	1,488
Repayment with cash	(55,558)	(2,669)	(1,232)	-	(59,459)
Balance, December 31, 2024	14,791	4,034	744	-	19,569
Less: Current portion	(14,791)	(1,423)	(218)	-	(16,432)
Non-current portion	-	2,611	526	-	3,137

Balance, December 31, 2024	14,791	4,034	744	-	19,569
Proceeds advanced	44,279	-	16,993	11,684	72,956
Interest expense (Note 17)	1,223	336	-	569	2,128
Foreign exchange loss (gain)	3,797	-	(160)	5,270	8,907
Repayment with cash	(32,595)	(1,848)	(17,131)	-	(51,574)
Balance, December 31, 2025	31,495	2,522	446	17,523	51,986
Less: Current portion	(31,495)	(1,412)	(212)	(17,523)	(50,642)
Non-current portion	-	1,110	234	-	1,344

a)	Bank facilities

The Company has a secured credit facility denominated in Bolivian Bolivianos with Banco BISA S.A. of BOB 55,000 ($6,579), which is comprised of 1) a revolving credit facility of BOB 48,800 ($5,837) for the financing of mining operations and working capital with a fixed interest rate between 6.0% and 10.00% per annum; and 2) a “loan guarantee” credit facility of BOB 6,200 ($742) for the purpose of providing collateral to the Bolivian government for VAT refunds collected prior to the completion of the audit process by the Bolivian tax authority.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

11. LOANS PAYABLE (continued)

In Bolivia, companies have the option to receive VAT refunds in advance of the audit process being completed if a loan guarantee for the refund amount is provided. The BOB 55,000 ($6,579) total credit facility is secured by certain real estate assets in Bolivia.

The BOB 48,800 ($5,837) revolving credit facility for working capital purposes can be drawn down at BOB 3,480 ($416) increments and automatically rolls over at maturity once fully repaid. As at December 31, 2025, BOB 48,720 ($5,828) (December 31, 2024 – BOB 48,720 ($7,000)), was drawn down from this credit facility.

Additionally, during December 2025, Sociedad Minera Illapa S.A. received BOB 20,000 ($2,392) from Banco BISA S.A. to cover payroll costs. The loan term is 180 calendar days and due on June 15, 2026. The loan is unsecured and has a fixed annual nominal rate of 10%.

As at December 31, 2025, BOB 1,703 ($204) of the BOB 6,200 ($742) loan guarantee credit facility was used to provide collateral to the Bolivian government on VAT refunds received (December 31, 2024 – BOB 2,415 ($347)).

On April 24, 2025, Sociedad Minera Illapa S.A. obtained a 360-day bank loan from Banco BISA S.A. with a fixed interest rate of 6.0% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the marketable securities are held as collateral (refer to note 20). As at December 31, 2025, the loan amount outstanding was BOB 90,500 ($10,825).

The Company also has an unsecured revolving credit facility for working capital requirements and a loan guarantee with Banco de Crédito de Bolivia S.A. for a total of BOB 48,020 ($5,744). The credit facility has a weighted average fixed interest rate of 6.0% and 10.00% per annum and the weighted average interest rate on the loan guarantee facility is 2.0%.

As at December 31, 2025, BOB 50,078 ($5,990) (December 31, 2024 - BOB 52,332 ($7,519)) was drawn down on the credit facility and $nil (December 31, 2024 - $nil) was used on the loan guarantee. The credit facility has varying maturity dates up to February 2026. The loan guarantee is used for replacement parts for machinery imported from China. The collateral is a fixed term deposit with an annual percentage yield (APY) fixed at annual 6.00% for a term of 120 calendar days for an amount of BOB 3,433 ($411).

The loan guarantee is used for the purpose of providing collateral to the Bolivian government for VAT refunds collected prior to the completion of the audit process by the Bolivian tax authority. All credit facilities are denominated in Bolivian Bolivianos.

On March 31, 2025, Sociedad Minera Illapa S.A. obtained 180-day bank loan outstanding for BOB 45,962 ($5,498) from Banco de Crédito de Bolivia S.A. with a fixed interest rate of 6.00% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the company holds some of its USD cash balances from sales revenues (refer to note 20).

b)	Trafigura loan facility

On April 23, 2021, in connection with the acquisition of Zimapan, Trafigura Mexico, S.A. de C.V. (“Trafigura”) loaned the Company $17,616 under a new loan facility (“Trafigura Loan Facility”).

The Trafigura Loan Facility is secured by a first charge over all Zimapan Mine assets and all other material rights and properties owned by Zilar Mendi. In addition, the Company issued to Trafigura 7,000,000 warrants (“Trafigura Warrants”), each Trafigura Warrant exercisable into a Santacruz common share at C$1.58 per share, for a period of 12 months with respect to 1,820,000 of the Trafigura Warrants and 42 months with respect to the remaining 5,180,000 Trafigura Warrants. As at December 31, 2024, a total of 3,320,000 Trafigura Warrants were exercised for gross proceeds to the Company of $4,049 (C$5,246). On October 24, 2024 the remaining 3,680,000 Trafigura Warrants expired unexercised.

Pursuant to the Trafigura Loan Facility, Trafigura will have the right to offset payments owing by Trafigura to Zilar Mendi and/or its affiliates under existing commodity purchase and sale agreements against payments owing by Zilar Mendi to Trafigura under the Trafigura Loan. No offsets were made as of December 31, 2025.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

11. LOANS PAYABLE (continued)

In the third quarter of 2024, the Company entered into a new amended and restated agreement to settle the outstanding principal amount of $4,156. The amended agreement has the same annual interest rate as the original agreement (1-month SOFR + 6.5%) and is for a period of 36 months, ending on October 31, 2027. The loan is repayable in monthly installments of principal plus accrued interest for the respective period.

The agreement requires that the Company maintain a current ratio greater than 1.1:1 and that the debt to equity ratio not exceed 9:1. The Company is fully compliant with all financial covenants stipulated in the agreement as at December 31, 2025.

On January 29, 2026, the Company made an early payment to settle the remaining balance of the loan facility, fully extinguishing the liability.

c)	Other loans payable

In the fourth quarter of 2022, the Company entered into contracts to sell trucks and machinery for net proceeds of $1,310. The Company subsequently leased the trucks and machinery back from the counterparty for a period of five years at a financing charge of 10.0% per annum and is required to make quarterly lease payments plus accrued interest.

As the contracts provide the Company the right to repurchase the trucks and machinery at the end of the term for their residual value of 1%, the Company has an irrevocable right to repurchase the assets, and control of the assets did not transfer to the counterparty. Hence, these contracts are accounted for as financing transactions in accordance with IFRS 9 - Financial Instruments, rather than as sale and leaseback transactions under IFRS 16 – Leases.

In accordance with IFRS 9, these contracts were recorded as a financial liability at amortized cost using the effective interest rate method. As at December 31, 2025, the financial liability was $446 (December 31, 2024 - $744). No interest expense was accrued as it was immaterial.

On February 14, 2026 the Company obtained an unsecured 6 month working capital term loan for BOB 17,150 ($2,051) with a fixed interest rate of 9.95% with repayment of interest and principal at the end of the term from Banco Mercantil Santa Cruz S.A. On March 17, 2026 obtained an unsecured 6 month working capital term loan for BOB 14,000 ($1,675) with a fixed interest rate of 10% with repayment of interest and principal at the end of the term from Banco Bisa S.A.

d)	Promissory notes

On February 20, 2025, the Company completed an offering of BOB 70,000 ($8,373) in promissory notes under its San Lucas Promissory Notes Issuance program. The San Lucas Promissory Notes Issuance program allows the Company to issue up to BOB 140,000 ($16,746) in the Bolivian stock market (Bolsa Boliviana de Valores). The notes are denominated in Bolivian Bolivianos and have a 6.50% interest rate and a maturity date of February 15, 2026 and are unsecured. On February 15, 2026, the Company repaid the notes settling the liability in full. In accordance with IFRS 9, these contracts were recorded as a financial liability at amortized cost using the effective interest rate method.

On August 8, 2025, the Company completed a second offering of BOB 70,000 ($8,373) in promissory notes under its San Lucas Promissory Notes Issuance program. The notes under the second offering have an interest rate of 7.00% and a maturity date of June 15, 2026.

The promissory notes require that San Lucas maintain a current ratio greater than 1.15, a debt service ratio greater than 1.5, and that the debt to equity ratio not exceed 1.85. The Company is fully compliant with all financial covenants stipulated as at December 31, 2025.

e)	Bonds

On December 30, 2024, the Financial System Supervisory Authority (ASFI) authorized the San Lucas Bonds Program. The San Lucas Bonds program allows the Company to issue up to $40,000 of unsecured bonds in the Bolivian Stock market (Bolsa Boliviana de Valores), the bonds can be denominated in USD or Bolivian Bolivianos. As at December 31, 2025, no bonds have been issued under the program.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)